Share-Based Compensation - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 plan	Sep. 30, 2013	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted			195,000	2,990,353
Number of equity incentive plans			2
Number of shares authorized	7,435,000		7,435,000
Unrecognized compensation cost	$ 7,135		$ 7,135		$ 7,670
Share-based compensation expense	$ 884	$ 0	$ 1,803	$ 1,629
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period upon end of employment			30 days
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	7,435,000		7,435,000
Number of shares available	1,819,297		1,819,297
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term			10 years
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			5 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years